5. Notes Payable (Details) - USD ($)	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2016	Apr. 30, 2015
Notes payable	$ 4,616	$ 14,616	$ 0
Note Payable One
Notes payable		$ 10,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Note Payable
Debt Instrument, Interest Rate, Stated Percentage	6.00%	5.00%
Debt Instrument, Maturity Date	Jul. 31, 2016